Cash and Restricted Cash (Details) - Schedule of cash and restricted cash - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Cash And Restricted Cash Abstract
Cash	$ 15,098,151	$ 3,426,467	$ 6,388,978
Restricted cash	653,324	1,367,630	2,192,201
Total cash and restricted cash presented in the consolidated statements of cash flows	$ 15,751,475	$ 4,794,097	$ 8,581,179